Provision for rehabilitation and closure costs - Additional Information (Details) - Provision for rehabilitation and closure costs	Dec. 31, 2024	Dec. 31, 2023
Bottom of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.1117	0.0850
Bottom of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0350	0.0350
Top of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.1292	0.0979
Top of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0496	0.0390